Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
6. PROPERTY AND EQUIPMENT, NET
Property and equipment, net consists of the following:

	As of
	September 30, 2023	December 31, 2022
	(in thousands)
Laboratory equipment	$—	$6,025
Computers and purchased software	—	644
Furniture and fixtures	—	645

Property and equipment, at cost	—	7,314
Less: accumulated depreciation and amortization	—	(6,236)

Property and equipment, net	$—	$1,078

In August 2023, consistent with its decision to stop further development of its programs and explore, review and evaluate a range of potential strategic options available to the Company, the Company committed to a plan to sell its remaining property and equipment and therefore has classified the amount as assets held for sale on the consolidated balance sheet as of September 30, 2023. The assets held for sale were reported at the lower of the carrying amount or fair value with no depreciation expense taken after August 2023.
Depreciation expense for the three and nine months ended September 30, 2023 was approximately $0.1 million and $0.6 million, respectively, compared to $0.3 million and $1.0 million, respectively for the three and nine months ended September 30, 2022. The Company had approximately $0.4 million of disposals of property and equipment during the three and nine months ended September 30, 2023. The Company had no disposals of property and equipment during the three and nine months ended September 30, 2022.

7. PROPERTY AND EQUIPMENT
Property and equipment, net consists of the following:

	December 31,
	2022	2021
	(in thousands)
Laboratory equipment	$6,025	$5,857
Computers and purchased software	644	1,596
Furniture and fixtures	645	645

Property and equipment, at cost	7,314	8,098
Less accumulated depreciation and amortization	(6,236)	(5,846)

Property and equipment, net	$1,078	$2,252

Depreciation expense for the years ended December 31, 2022 and 2021 was approximately $1.3 million and $8.4 million, respectively. The Company disposed of approximately $0.1 million of property and equipment, net during each of the years ended December 31, 2022 and 2021. As of December 31, 2021, the Company has classified an additional $28.9 million of property and equipment, net in assets held for sale (see Note 6).